EQUITY (Q3) (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 107	$ 34	$ 315	$ 192
FY17 LTI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	81		236
FY16 LTI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	23	24	73	134
FY15 LTI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 3	8	$ 6	48
FY14 LTI Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 2		$ 10